Schedule of Equipment By Location (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Total equipment	$ 37,108	$ 38,052
CANADA
Segment Reporting [Line Items]
Total equipment	23,017	25,167
ISRAEL
Segment Reporting [Line Items]
Total equipment	7,562	8,371
UNITED KINGDOM
Segment Reporting [Line Items]
Total equipment	$ 6,529	$ 4,514